CAPITAL STOCK	6 Months Ended
Jun. 30, 2014
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 8 - CAPITAL STOCK

We are authorized to issue 10,000,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, and 250,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.  Class A Common Stock and Class B Common Stock have equal rights to dividends and distributions.  However, each outstanding share of Class A Common Stock is entitled to one vote on all matters that may be voted upon by the owners thereof at meetings of the stockholders, while each outstanding share of Class B Common Stock is entitled to forty votes on all matters that may be voted upon by the owners thereof at meetings of the stockholders. As of June 30, 2014, there were 4,002,342,481 and 28,753,180 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively.

During the three months ended June 30, 2014, we issued shares of Class A Common Stock Common Stock in the following transactions:

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49,174,757 shares of Class A Common Stock upon conversion of 7% two year promissory notes with a principal balance of $31,400, plus accrued interest thereon.

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76,728,504 shares of Class A Common Stock upon conversion of convertible notes held by Iliad Research & Trading, LP.

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162,905,533 shares of Class A Common Stock upon conversion of convertible notes held by JMJ Financial.

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103,555,555 shares of Class A Common Stock valued at $124,500 were issued in payment of services.

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39,140,626 shares of Class A Common Stock valued at $62,625 were issued in payment of compensation to officers.

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75,799,222 shares of Class A Common Stock for services under our stock compensation plan.

As of June 30, 2014, the Company had outstanding notes payable to various investors in the original principal amount of $1,713,454.  All of the notes are convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.0012 to $0.275 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from July 9, 2014 to May 30, 2016. At June 30, 2014, an aggregate of 1,316,068,398 shares of Class A Common Stock were issuable upon conversion of the notes.

Shares issued for services are valued at the market price on the date of the invoice for the services.  Shares issues for prepaid services are valued at the market price on the date of the contract for the services.  Shares issued for services which specify that a specific number of shares be issued are valued at the market price on the date of the contract.  The conversion prices on all convertible notes were set at the market price on the date on the issuance of the convertible note.